Related parties and other major shareholders	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related parties and other major shareholders

Note 22. Related parties and other major shareholders

Key management personnel remuneration

Key management personnel include members of the Board of Directors and the CODM as of December 31, 2025.

Short-term employee benefits paid to key management personnel totaled $5.3 million in the fiscal year 2023, $5.5 million in the fiscal year 2024 and $5.6 million in the fiscal year 2025.

On September 4, 2014, the Board of Directors adopted a change of control plan which applies to the members of the CODM. This plan defines the conditions under which a severance package will be paid after a change of control of our company. Key management personnel employment agreements include a termination indemnity or additional post-employment compensation.

Key management personnel received an aggregate of 4,122,283 and 1,724,726 securities in share-based compensation (free shares and stock options) over the years ended December 31, 2025 and December 31, 2024, respectively. Total non-cash stock-based compensation expense for key management personnel amounted to $4.3 million in the year ended December 31, 2025, and $2.4 million in the year ended December 31, 2024.

Transactions with related parties having significant influence over the Group

During the fiscal year ended December 31, 2025, the Group conducted transactions with AstraZeneca, which is also a shareholder with significant influence over the Group. These transactions are detailed in Notes 2.6 and 4.1.

Outstanding balances with AstraZeneca as of December 31, 2024 and December 31, 2025 are as follows:

$ in thousands	AstraZeneca
	As of December 31,
ASSETS	2024	2025
Total non-current assets	-	-
Trade receivables	6,053	12,786
Total current assets	6,053	12,786
TOTAL ASSETS	6,053	12,786
LIABILITIES
Non-current financial liabilities	-	-
Total non-current liabilities	-	-
Current financial liabilities	-	-
Deferred income and contract liabilities	112,155	96,766
Total current liabilities	112,155	96,766
TOTAL LIABILITIES	112,155	96,766

Transactions with other major shareholders

Bpifrance, which is a shareholder of Cellectis without significant influence, participated in a bank syndicate that granted a State-Guaranteed loan (“Prêt Garanti par l’Etat”, or “PGE”) to Cellectis. During the fiscal year ended 2025, we made payments of $1.7 million in principal and $0.1 million in interest pursuant to the PGE loan.

We also entered into agreements with Bpifrance, to provide:

•
a financing of 80% of certain Research Tax Credit ("Crédit Impôts Recherche" or "CIR") receivables. Pursuant to these agreements, Bpifrance advanced €5.5 million and €5.3 million over the period from June 15, 2022 to June 15, 2023. On October 15, 2025 the €5.5 million financing related to the 2021 Research Tax Credit was fully repaid. The agreement related to the financing of the 2022 Research Tax Credit for €5.3 million related was amended to extend the maturity to October, 15, 2026. We also made payments of €0.3 million in interest during the year ended December 31, 2025.
•
a grant and refundable advance to partially support an R&D program related to Cellectis' eti-cel for up to €6.4 million subject to specific conditions (see note 14.1). In 2023 and 2024, Cellectis received respectively €2.8 million and €2.5 million pursuant to this advance. We did not receive additional advances and did not pay any principal or interest amount in 2025.

Outstanding balances with Bpifrance were as follows:

$ in thousands	Bpifrance
	As of December 31,
ASSETS	2024	2025
Total non-current assets	-	-
Total current assets	-	-
TOTAL ASSETS	-	-
LIABILITIES
Non-current financial liabilities	4,358	4,042
Total non-current liabilities	4,358	4,042
Current financial liabilities	12,716	7,555
Total current liabilities	12,716	7,555
TOTAL LIABILITIES	17,074	11,597